Business, Organization, and Liquidity (Details) - USD ($)	Dec. 31, 2020	Dec. 30, 2020
Details
Total stockholders' deficit	$ 171,048	$ 612,716
Cash	70,081	$ 22,790
Convertible debt and loans payable	$ 545,170